Note 7 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) (Parentheticals) - Subordinated notes payable, maturing May 2031 [member] - CAD ($) $ in Millions	9 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Statement Line Items [Line Items]
Principal amount	$ 75	$ 75	$ 75
Interest rate	6.31%	5.38%	5.38%
Maturity date	May 31, 2031	May 31, 2031	May 31, 2031
Borrowings, adjustment to interest rate basis	3.61%
Interest contractual rate		5.00%	5.00%
Interest coupon rate	5.92%